SEGMENTS - Reconciliation of Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Adjusted EBITDA for reportable segments	$ 118.6	$ 115.6	$ 337.1	$ 334.8		$ 455.1	$ 398.3	$ 379.4
Interest expense	(25.8)	(32.4)		(97.4)	$ (94.8)
Interest expense						(127.7)	(141.0)	(135.2)
Interest income	0.8	1.2		2.9	4.6	5.9	7.5	5.8
Amortization expense of intangible assets acquired	(24.2)	(24.8)		(72.6)	(74.0)	(98.2)	(93.7)	(91.2)
Depreciation expense included in cost of sales	(20.4)	(21.4)		(62.0)	(64.4)	(89.5)	(84.4)	(73.4)
Depreciation expense included in selling, general and administrative expenses	(2.9)	(2.3)		(6.9)	(6.2)	(7.9)	(7.4)	(7.6)
Impairment of goodwill								(68.5)
Transition and transformation costs and non-recurring costs	(7.5)	(11.2)		(33.1)	(20.0)	(42.5)	(52.8)	(120.6)
Restructuring costs	(19.8)	(2.0)		(22.4)	(5.3)	(25.6)	(19.8)	(24.9)
Foreign currency (gain) loss related to Argentina subsidiaries	(2.9)	(0.3)		(2.7)	0.3	1.6	11.4	2.4
Adjustment to tax indemnification asset						(2.8)	(7.1)	(31.0)
Merger and acquisition-related costs	0.0	(0.9)		0.0	(0.9)	(1.0)	(0.3)	(7.3)
Acquisition accounting adjustments							(1.9)	(5.3)
Bain Capital management fee	0.0	(1.8)		(19.4)	(5.6)	(7.5)	(7.5)	(7.5)
Non-cash pension and other post-employment benefit plan	4.3	3.5		12.0	9.7	12.9	8.8	10.5
Foreign currency loss (gain)	2.4	8.8		(5.2)	17.6	25.1	(10.8)	(1.8)
Factoring and securitization fees	(1.4)	(1.3)		(3.6)	(3.2)	(4.3)	(3.4)	(0.6)
Share-based incentive compensation	(16.0)	(0.6)		(99.3)	(1.2)	(67.5)	(3.0)
Gain on sale of investment in Virox							13.0
Other items	(1.7)	(1.7)		(2.8)	(2.3)	1.7	(0.9)	(2.4)
Income (loss) before income tax provision (benefit)	(22.9)	20.1		(132.1)	57.2	(29.3)	(76.3)	(224.7)
Previously Reported [Member]
Segment Reporting Information [Line Items]
Foreign currency loss (gain)								16.3
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Corporate costs	12.0	8.8		34.2	32.2	$ (53.9)	$ (58.5)	$ (57.8)
Restructuring costs	$ 0.0	$ (1.5)		$ (0.4)	$ (1.8)